Segment Information - Summary Of General And Administration Of The Company (Parentheticals) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended				12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024		Dec. 31, 2023		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Allocated share based compensation expenses	$ 14.3	$ 12.7	$ 31.4		$ 34.2		$ 62.5	$ 73.4	$ 70.2
Allocation of Corporate and Shared Employee Share Based Compensation
Allocated share based compensation expenses							15.0	26.7	19.6
Starz Business of Lions Gate Entertainment Corp
Allocated share based compensation expenses			13.7	[1]	20.3	[1]	24.6	25.7	28.0
Starz Business of Lions Gate Entertainment Corp | Allocation Of Lions Gate Corporate And Shared Employees Share Based Compensation
Allocated share based compensation expenses			$ 0.7		$ 4.5		$ 5.6	$ 9.7	$ 7.8

[1]	Included in net earnings (loss) from discontinued operations for the nine months ended December 31, 2024 was share-based compensation expense of $0.3 million (2023 — $1.4 million).